Operating Lease Arrangement (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Schedule of Future Minimum Lease Payments of Non - Cancellable Operating Lease Commitments

The future minimum lease payments of non-cancellable operating lease commitments were as follows:

	December 31
	2016	2017	2018
No later than 1 year	$309,220	$555,133	$493,534
Between 1 and 5 years	485,053	632,340	105,859

	$794,273	$1,187,473	$599,393